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C000013484
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Maximum Sales Charge
Accumulated Value	$ 10,000	$ 9,501	$ 9,328	$ 9,239	$ 9,338	$ 9,633	$ 9,840	$ 9,891	$ 9,941	$ 10,135	$ 10,292	$ 10,358		$ 10,354	$ 10,330	$ 10,508	$ 10,614	$ 10,732	$ 10,727	$ 10,850	$ 10,919	$ 10,930	$ 11,037	$ 11,032	$ 11,119	$ 11,133	$ 11,106	$ 11,139	$ 11,191	$ 11,102	$ 11,038	$ 11,089	$ 11,083	$ 11,095	$ 11,208	$ 11,262	$ 11,315	$ 11,147	$ 11,058	$ 10,827	$ 11,293	$ 11,446	$ 11,543	$ 11,681	$ 11,591	$ 11,813	$ 11,870	$ 11,928	$ 11,983	$ 11,998	$ 12,054	$ 12,264	$ 12,235	$ 12,050	$ 10,773	$ 11,205	$ 11,641	$ 11,677	$ 12,185	$ 12,268	$ 12,146	$ 12,185	$ 12,655	$ 12,854	$ 12,870	$ 12,927	$ 12,958	$ 13,080	$ 13,135	$ 13,330	$ 13,361	$ 13,417	$ 13,423	$ 13,431	$ 13,317	$ 13,566	$ 13,211	$ 13,262	$ 13,149	$ 12,762	$ 12,771	$ 11,985	$ 12,665	$ 12,398	$ 11,953	$ 12,239	$ 12,550	$ 12,456	$ 12,951	$ 12,748	$ 12,938	$ 13,021	$ 12,876	$ 13,070	$ 13,237	$ 13,275	$ 13,129	$ 12,955	$ 13,477	$ 13,922	$ 13,959	$ 13,971	$ 14,150	$ 14,026	$ 14,207	$ 14,334	$ 14,544	$ 14,757	$ 14,885	$ 14,818	$ 14,975	$ 14,907	$ 15,067	$ 15,140	$ 15,015	$ 15,088	$ 15,309	$ 15,562	$ 15,608	$ 15,775	$ 15,884	$ 15,934
C000013486
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,814	9,628	9,549	9,645	9,942	10,149	10,195	10,222	10,415	10,588	10,649		10,639	10,607	10,783	10,885	11,000	10,988	11,088	11,170	11,175	11,278	11,265	11,328	11,354	11,320	11,346	11,392	11,275	11,222	11,267	11,234	11,239	11,347	11,414	11,460	11,283	11,186	10,945	11,407	11,555	11,645	11,776	11,657	11,895	11,944	11,994	12,042	12,049	12,098	12,300	12,263	12,071	10,786	11,210	11,637	11,665	12,163	12,238	12,108	12,138	12,598	12,788	12,818	12,867	12,866	13,003	13,026	13,211	13,234	13,281	13,302	13,279	13,158	13,396	13,037	13,080	12,984	12,572	12,571	11,791	12,450	12,180	11,736	12,032	12,328	12,228	12,677	12,471	12,673	12,746	12,597	12,779	12,933	12,936	12,787	12,635	13,135	13,559	13,560	13,564	13,728	13,627	13,767	13,908	14,076	14,273	14,388	14,314	14,457	14,383	14,555	14,617	14,460	14,522	14,725	14,987	15,022	15,172	15,239	15,541
C000013488
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	982,229	964,502	957,377	966,029	996,745	1,018,376	1,023,871	1,029,218	1,049,528	1,067,855	1,073,057		1,072,840	1,070,564	1,089,259	1,100,445	1,112,945	1,112,591	1,125,558	1,134,886	1,136,297	1,145,715	1,145,352	1,154,682	1,158,284	1,155,742	1,157,375	1,163,042	1,154,027	1,147,557	1,153,121	1,152,742	1,154,236	1,166,287	1,174,234	1,177,844	1,162,733	1,151,580	1,127,817	1,176,551	1,194,893	1,203,122	1,217,700	1,208,584	1,232,066	1,238,260	1,244,485	1,252,763	1,254,584	1,258,455	1,280,591	1,277,907	1,258,849	1,125,676	1,173,384	1,216,930	1,220,943	1,274,307	1,283,278	1,270,811	1,275,123	1,324,611	1,345,765	1,347,732	1,353,896	1,357,438	1,373,031	1,376,603	1,397,266	1,400,869	1,406,977	1,410,414	1,409,045	1,397,388	1,423,853	1,386,870	1,392,532	1,383,440	1,340,611	1,341,787	1,259,552	1,331,295	1,303,604	1,257,095	1,290,126	1,320,447	1,310,951	1,363,321	1,342,268	1,365,240	1,374,304	1,359,270	1,377,313	1,395,193	1,399,445	1,384,368	1,366,286	1,421,631	1,468,919	1,473,126	1,474,675	1,493,842	1,481,135	1,500,484	1,514,267	1,536,813	1,559,611	1,573,478	1,566,683	1,583,670	1,576,804	1,594,031	1,605,093	1,589,148	1,597,187	1,620,942	1,648,054	1,653,265	1,671,297	1,683,200	1,688,873
C000013487
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	9,818	9,637	9,561	9,644	9,946	10,158	10,208	10,257	10,455	10,634	10,681		10,675	10,648	10,829	10,936	11,056	11,048	11,172	11,240	11,250	11,358	11,350	11,437	11,448	11,438	11,450	11,501	11,407	11,338	11,388	11,380	11,390	11,504	11,577	11,607	11,453	11,339	11,100	11,574	11,750	11,825	11,964	11,869	12,116	12,150	12,205	12,281	12,294	12,327	12,538	12,506	12,315	11,006	11,467	11,887	11,921	12,459	12,518	12,414	12,451	12,904	13,104	13,141	13,196	13,201	13,348	13,377	13,572	13,602	13,656	13,684	13,689	13,546	13,822	13,433	13,508	13,389	12,969	12,975	12,174	12,861	12,613	12,133	12,446	12,759	12,661	13,134	12,926	13,141	13,223	13,073	13,267	13,434	13,442	13,292	13,140	13,666	14,114	14,148	14,157	14,335	14,208	14,359	14,513	14,694	14,906	15,033	14,962	15,118	15,046	15,233	15,303	15,145	15,245	15,465	15,717	15,760	15,925	16,002	16,049
C000142452
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	5,000,000	4,911,510	4,823,243	4,787,992	4,831,618	4,994,659	5,103,224	5,121,970	5,149,094	5,251,092	5,343,185	5,369,593		5,368,903	5,357,901	5,451,866	5,508,253	5,571,191	5,569,826	5,635,136	5,682,254	5,689,717	5,737,291	5,735,893	5,783,024	5,801,485	5,789,161	5,797,769	5,826,586	5,781,811	5,749,827	5,778,124	5,776,663	5,784,576	5,845,412	5,885,683	5,904,208	5,828,908	5,773,435	5,654,749	5,899,552	5,991,935	6,033,662	6,107,216	6,061,963	6,191,172	6,211,676	6,243,377	6,285,361	6,294,974	6,314,858	6,426,420	6,413,430	6,318,241	5,650,322	5,890,267	6,109,356	6,129,983	6,398,410	6,443,953	6,393,704	6,415,867	6,652,903	6,759,662	6,782,170	6,813,601	6,819,681	6,898,524	6,916,998	7,021,329	7,039,965	7,071,188	7,088,978	7,082,633	7,024,559	7,158,140	6,972,756	7,014,559	6,956,495	6,741,665	6,748,134	6,335,091	6,696,493	6,557,768	6,324,350	6,491,091	6,657,612	6,596,925	6,861,032	6,755,603	6,871,802	6,917,953	6,842,809	6,934,163	7,024,725	7,046,676	6,971,281	6,880,765	7,160,017	7,398,745	7,420,516	7,428,853	7,525,986	7,462,593	7,560,657	7,630,685	7,744,889	7,860,235	7,930,651	7,896,944	7,983,069	7,948,988	8,036,352	8,092,600	8,012,731	8,054,743	8,175,171	8,312,519	8,339,427	8,446,899	8,491,572	8,520,845
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	9,964	9,914	10,023	10,094	10,218	10,288	10,296	10,477	10,563	10,575	10,577		10,507	10,271	10,301	10,338	10,418	10,414	10,500	10,581	10,573	10,625	10,717	10,679	10,692	10,676	10,723	10,620	10,519	10,572	10,501	10,559	10,543	10,565	10,618	10,572	10,484	10,531	10,696	10,843	10,855	11,051	11,066	11,236	11,395	11,429	11,687	11,637	11,674	11,672	11,689	11,899	12,077	11,841	12,078	12,191	12,293	12,509	12,437	12,414	12,370	12,531	12,575	12,496	12,334	12,191	12,293	12,340	12,430	12,555	12,547	12,440	12,429	12,444	12,436	12,163	11,998	11,676	11,240	11,302	11,076	11,355	11,060	10,583	10,467	10,857	10,820	11,156	10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	9,964	9,914	10,023	10,094	10,218	10,288	10,296	10,477	10,563	10,575	10,577		10,507	10,271	10,301	10,338	10,418	10,414	10,500	10,581	10,573	10,625	10,717	10,679	10,692	10,676	10,723	10,620	10,519	10,572	10,501	10,559	10,543	10,565	10,618	10,572	10,484	10,531	10,696	10,843	10,855	11,051	11,066	11,236	11,395	11,429	11,687	11,637	11,674	11,672	11,689	11,899	12,077	11,841	12,078	12,191	12,293	12,509	12,437	12,414	12,370	12,531	12,575	12,496	12,334	12,191	12,293	12,340	12,430	12,555	12,547	12,440	12,429	12,444	12,436	12,163	11,998	11,676	11,240	11,302	11,076	11,355	11,060	10,583	10,467	10,857	10,820	11,156	10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	1,000,000	996,353	991,376	1,002,320	1,009,440	1,021,811	1,028,772	1,029,576	1,047,701	1,056,335	1,057,474	1,057,726		1,050,709	1,027,092	1,030,143	1,033,777	1,041,753	1,041,404	1,050,045	1,058,147	1,057,250	1,062,516	1,071,683	1,067,911	1,069,193	1,067,575	1,072,282	1,061,963	1,051,894	1,057,199	1,050,145	1,055,872	1,054,340	1,056,547	1,061,752	1,057,203	1,048,359	1,053,074	1,069,550	1,084,296	1,085,478	1,105,079	1,106,626	1,123,578	1,139,470	1,142,862	1,168,722	1,163,659	1,167,418	1,167,185	1,168,924	1,189,904	1,207,721	1,184,130	1,207,849	1,219,130	1,229,303	1,250,897	1,243,684	1,241,442	1,237,005	1,253,147	1,257,475	1,249,571	1,233,448	1,219,093	1,229,345	1,234,034	1,243,030	1,255,512	1,254,673	1,243,959	1,242,942	1,244,444	1,243,605	1,216,340	1,199,756	1,167,568	1,124,021	1,130,205	1,107,621	1,135,469	1,105,951	1,058,302	1,046,690	1,085,718	1,082,030	1,115,595	1,088,183	1,113,711	1,120,515	1,108,897	1,107,174	1,108,275	1,101,601	1,075,333	1,059,162	1,106,829	1,148,827	1,146,078	1,132,337	1,143,455	1,116,734	1,135,245	1,145,623	1,171,626	1,188,874	1,205,180	1,177,807	1,190,224	1,172,248	1,179,312	1,203,695	1,203,408	1,207,658	1,201,533	1,220,252	1,218,511	1,233,147	1,246,212	1,254,442
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	9,964	9,914	10,023	10,094	10,218	10,288	10,296	10,477	10,563	10,575	10,577		10,507	10,271	10,301	10,338	10,418	10,414	10,500	10,581	10,573	10,625	10,717	10,679	10,692	10,676	10,723	10,620	10,519	10,572	10,501	10,559	10,543	10,565	10,618	10,572	10,484	10,531	10,696	10,843	10,855	11,051	11,066	11,236	11,395	11,429	11,687	11,637	11,674	11,672	11,689	11,899	12,077	11,841	12,078	12,191	12,293	12,509	12,437	12,414	12,370	12,531	12,575	12,496	12,334	12,191	12,293	12,340	12,430	12,555	12,547	12,440	12,429	12,444	12,436	12,163	11,998	11,676	11,240	11,302	11,076	11,355	11,060	10,583	10,467	10,857	10,820	11,156	10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	5,000,000	4,981,766	4,956,879	5,011,598	5,047,198	5,109,053	5,143,862	5,147,880	5,238,507	5,281,675	5,287,372	5,288,629		5,253,543	5,135,458	5,150,713	5,168,885	5,208,767	5,207,022	5,250,226	5,290,734	5,286,248	5,312,578	5,358,413	5,339,555	5,345,966	5,337,876	5,361,408	5,309,816	5,259,468	5,285,995	5,250,724	5,279,359	5,271,702	5,282,735	5,308,761	5,286,013	5,241,794	5,265,368	5,347,748	5,421,482	5,427,391	5,525,397	5,533,131	5,617,891	5,697,352	5,714,311	5,843,610	5,818,293	5,837,092	5,835,924	5,844,621	5,949,520	6,038,603	5,920,648	6,039,247	6,095,652	6,146,514	6,254,483	6,218,418	6,207,211	6,185,025	6,265,736	6,287,373	6,247,854	6,167,238	6,095,467	6,146,723	6,170,168	6,215,150	6,277,558	6,273,367	6,219,796	6,214,712	6,222,219	6,218,024	6,081,699	5,998,781	5,837,841	5,620,104	5,651,027	5,538,106	5,677,345	5,529,755	5,291,512	5,233,452	5,428,589	5,410,151	5,577,976	5,440,916	5,568,556	5,602,573	5,544,487	5,535,870	5,541,373	5,508,004	5,376,665	5,295,810	5,534,147	5,744,136	5,730,389	5,661,684	5,717,273	5,583,670	5,676,226	5,728,116	5,858,131	5,944,368	6,025,898	5,889,033	5,951,119	5,861,240	5,896,559	6,018,474	6,017,038	6,038,290	6,007,665	6,101,262	6,092,553	6,165,735	6,231,062	6,272,211
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Constrained Index
Accumulated Value	10,000	9,777	9,525	9,374	9,418	9,834	10,227	10,301	10,413	10,675	10,913	10,984		11,018	10,975	11,191	11,341	11,518	11,493	11,623	11,727	11,739	11,875	11,872	11,978	12,025	11,993	12,028	12,105	11,992	11,918	11,997	11,996	12,037	12,172	12,260	12,331	12,129	12,019	11,755	12,295	12,503	12,625	12,802	12,639	12,949	13,015	13,066	13,108	13,138	13,174	13,449	13,450	13,241	11,683	12,127	12,677	12,798	13,405	13,539	13,399	13,459	13,999	14,266	14,321	14,371	14,396	14,554	14,596	14,794	14,846	14,928	14,934	14,906	14,752	15,029	14,617	14,486	14,353	13,832	13,865	12,920	13,698	13,371	12,834	13,199	13,444	13,344	13,866	13,688	13,840	13,975	13,842	14,067	14,268	14,310	14,142	13,966	14,603	15,142	15,145	15,190	15,371	15,217	15,390	15,538	15,843	16,095	16,358	16,268	16,454	16,384	16,610	16,718	16,539	16,539	16,817	17,129	17,198	17,407	17,540	17,575
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Index
Accumulated Value	10,000	9,776	9,523	9,373	9,416	9,833	10,225	10,299	10,411	10,674	10,912	10,982		11,016	10,973	11,189	11,339	11,516	11,492	11,622	11,726	11,738	11,874	11,871	11,977	12,023	11,991	12,026	12,103	11,990	11,916	11,996	11,994	12,035	12,170	12,258	12,329	12,127	12,017	11,754	12,294	12,501	12,624	12,800	12,638	12,947	13,014	13,065	13,106	13,136	13,172	13,448	13,448	13,240	11,683	12,127	12,682	12,805	13,417	13,549	13,408	13,470	14,010	14,277	14,332	14,381	14,406	14,564	14,606	14,806	14,858	14,939	14,944	14,918	14,765	15,043	14,629	14,498	14,364	13,841	13,876	12,931	13,710	13,382	12,844	13,209	13,457	13,355	13,877	13,698	13,852	13,986	13,853	14,078	14,279	14,320	14,153	13,978	14,614	15,152	15,155	15,200	15,381	15,227	15,400	15,549	15,854	16,106	16,369	16,279	16,466	16,395	16,622	16,730	16,550	16,550	16,829	17,141	17,210	17,419	17,552	17,587
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Constrained Index
Accumulated Value	10,000	9,777	9,525	9,374	9,418	9,834	10,227	10,301	10,413	10,675	10,913	10,984		11,018	10,975	11,191	11,341	11,518	11,493	11,623	11,727	11,739	11,875	11,872	11,978	12,025	11,993	12,028	12,105	11,992	11,918	11,997	11,996	12,037	12,172	12,260	12,331	12,129	12,019	11,755	12,295	12,503	12,625	12,802	12,639	12,949	13,015	13,066	13,108	13,138	13,174	13,449	13,450	13,241	11,683	12,127	12,677	12,798	13,405	13,539	13,399	13,459	13,999	14,266	14,321	14,371	14,396	14,554	14,596	14,794	14,846	14,928	14,934	14,906	14,752	15,029	14,617	14,486	14,353	13,832	13,865	12,920	13,698	13,371	12,834	13,199	13,444	13,344	13,866	13,688	13,840	13,975	13,842	14,067	14,268	14,310	14,142	13,966	14,603	15,142	15,145	15,190	15,371	15,217	15,390	15,538	15,843	16,095	16,358	16,268	16,454	16,384	16,610	16,718	16,539	16,539	16,817	17,129	17,198	17,407	17,540	17,575
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Index
Accumulated Value	10,000	9,776	9,523	9,373	9,416	9,833	10,225	10,299	10,411	10,674	10,912	10,982		11,016	10,973	11,189	11,339	11,516	11,492	11,622	11,726	11,738	11,874	11,871	11,977	12,023	11,991	12,026	12,103	11,990	11,916	11,996	11,994	12,035	12,170	12,258	12,329	12,127	12,017	11,754	12,294	12,501	12,624	12,800	12,638	12,947	13,014	13,065	13,106	13,136	13,172	13,448	13,448	13,240	11,683	12,127	12,682	12,805	13,417	13,549	13,408	13,470	14,010	14,277	14,332	14,381	14,406	14,564	14,606	14,806	14,858	14,939	14,944	14,918	14,765	15,043	14,629	14,498	14,364	13,841	13,876	12,931	13,710	13,382	12,844	13,209	13,457	13,355	13,877	13,698	13,852	13,986	13,853	14,078	14,279	14,320	14,153	13,978	14,614	15,152	15,155	15,200	15,381	15,227	15,400	15,549	15,854	16,106	16,369	16,279	16,466	16,395	16,622	16,730	16,550	16,550	16,829	17,141	17,210	17,419	17,552	17,587
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Constrained Index
Accumulated Value	1,000,000	977,696	952,486	937,418	941,779	983,409	1,022,705	1,030,083	1,041,251	1,067,549	1,091,328	1,098,386		1,101,819	1,097,474	1,119,052	1,134,070	1,151,750	1,149,331	1,162,339	1,172,677	1,173,921	1,187,491	1,187,172	1,197,824	1,202,498	1,199,290	1,202,786	1,210,498	1,199,212	1,191,808	1,199,736	1,199,566	1,203,710	1,217,159	1,225,974	1,233,099	1,212,897	1,201,887	1,175,531	1,229,517	1,250,277	1,262,528	1,280,193	1,263,919	1,294,912	1,301,544	1,306,621	1,310,765	1,313,809	1,317,397	1,344,934	1,344,992	1,324,145	1,168,312	1,212,730	1,267,743	1,279,787	1,340,519	1,353,919	1,339,886	1,345,931	1,399,881	1,426,615	1,432,118	1,437,054	1,439,603	1,455,353	1,459,554	1,479,425	1,484,617	1,492,811	1,493,418	1,490,607	1,475,154	1,502,896	1,461,694	1,448,605	1,435,344	1,383,204	1,386,513	1,292,049	1,369,804	1,337,078	1,283,381	1,319,897	1,344,445	1,334,414	1,386,571	1,368,785	1,383,993	1,397,480	1,384,169	1,406,684	1,426,788	1,431,032	1,414,217	1,396,558	1,460,312	1,514,202	1,514,493	1,518,977	1,537,071	1,521,701	1,538,968	1,553,823	1,584,314	1,609,516	1,635,817	1,626,815	1,645,444	1,638,392	1,661,015	1,671,812	1,653,868	1,653,905	1,681,721	1,712,930	1,719,799	1,740,744	1,754,034	1,757,484
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Index
Accumulated Value	1,000,000	977,550	952,335	937,272	941,631	983,255	1,022,543	1,029,922	1,041,085	1,067,380	1,091,155	1,098,214		1,101,646	1,097,301	1,118,885	1,133,910	1,151,604	1,149,188	1,162,209	1,172,589	1,173,827	1,187,366	1,187,058	1,197,723	1,202,345	1,199,119	1,202,614	1,210,325	1,199,041	1,191,638	1,199,565	1,199,384	1,203,526	1,216,974	1,225,788	1,232,911	1,212,720	1,201,715	1,175,375	1,229,360	1,250,117	1,262,366	1,280,027	1,263,757	1,294,746	1,301,376	1,306,454	1,310,596	1,313,639	1,317,226	1,344,762	1,344,819	1,323,976	1,168,292	1,212,691	1,268,156	1,280,516	1,341,700	1,354,903	1,340,778	1,347,048	1,400,967	1,427,688	1,433,152	1,438,146	1,440,594	1,456,396	1,460,600	1,480,556	1,485,826	1,493,930	1,494,431	1,491,773	1,476,485	1,504,263	1,462,912	1,449,776	1,436,362	1,384,113	1,387,578	1,293,130	1,371,014	1,338,182	1,284,363	1,320,924	1,345,651	1,335,516	1,387,729	1,369,771	1,385,190	1,398,560	1,385,281	1,407,830	1,427,877	1,431,951	1,415,298	1,397,780	1,461,355	1,515,247	1,515,528	1,520,015	1,538,122	1,522,740	1,540,018	1,554,885	1,585,397	1,610,615	1,636,935	1,627,926	1,646,568	1,639,510	1,662,150	1,672,955	1,654,998	1,655,037	1,682,870	1,714,101	1,720,975	1,741,934	1,755,234	1,758,685
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Constrained Index
Accumulated Value	10,000	9,777	9,525	9,374	9,418	9,834	10,227	10,301	10,413	10,675	10,913	10,984		11,018	10,975	11,191	11,341	11,518	11,493	11,623	11,727	11,739	11,875	11,872	11,978	12,025	11,993	12,028	12,105	11,992	11,918	11,997	11,996	12,037	12,172	12,260	12,331	12,129	12,019	11,755	12,295	12,503	12,625	12,802	12,639	12,949	13,015	13,066	13,108	13,138	13,174	13,449	13,450	13,241	11,683	12,127	12,677	12,798	13,405	13,539	13,399	13,459	13,999	14,266	14,321	14,371	14,396	14,554	14,596	14,794	14,846	14,928	14,934	14,906	14,752	15,029	14,617	14,486	14,353	13,832	13,865	12,920	13,698	13,371	12,834	13,199	13,444	13,344	13,866	13,688	13,840	13,975	13,842	14,067	14,268	14,310	14,142	13,966	14,603	15,142	15,145	15,190	15,371	15,217	15,390	15,538	15,843	16,095	16,358	16,268	16,454	16,384	16,610	16,718	16,539	16,539	16,817	17,129	17,198	17,407	17,540	17,575
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Index
Accumulated Value	10,000	9,776	9,523	9,373	9,416	9,833	10,225	10,299	10,411	10,674	10,912	10,982		11,016	10,973	11,189	11,339	11,516	11,492	11,622	11,726	11,738	11,874	11,871	11,977	12,023	11,991	12,026	12,103	11,990	11,916	11,996	11,994	12,035	12,170	12,258	12,329	12,127	12,017	11,754	12,294	12,501	12,624	12,800	12,638	12,947	13,014	13,065	13,106	13,136	13,172	13,448	13,448	13,240	11,683	12,127	12,682	12,805	13,417	13,549	13,408	13,470	14,010	14,277	14,332	14,381	14,406	14,564	14,606	14,806	14,858	14,939	14,944	14,918	14,765	15,043	14,629	14,498	14,364	13,841	13,876	12,931	13,710	13,382	12,844	13,209	13,457	13,355	13,877	13,698	13,852	13,986	13,853	14,078	14,279	14,320	14,153	13,978	14,614	15,152	15,155	15,200	15,381	15,227	15,400	15,549	15,854	16,106	16,369	16,279	16,466	16,395	16,622	16,730	16,550	16,550	16,829	17,141	17,210	17,419	17,552	17,587
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Constrained Index
Accumulated Value	5,000,000	4,888,479	4,762,429	4,687,092	4,708,893	4,917,047	5,113,523	5,150,413	5,206,253	5,337,746	5,456,640	5,491,932		5,509,096	5,487,368	5,595,260	5,670,352	5,758,748	5,746,653	5,811,694	5,863,387	5,869,607	5,937,456	5,935,858	5,989,120	6,012,490	5,996,449	6,013,930	6,052,491	5,996,060	5,959,040	5,998,681	5,997,831	6,018,552	6,085,796	6,129,872	6,165,495	6,064,485	6,009,437	5,877,656	6,147,583	6,251,386	6,312,640	6,400,964	6,319,595	6,474,558	6,507,719	6,533,105	6,553,825	6,569,045	6,586,987	6,724,671	6,724,959	6,620,724	5,841,558	6,063,650	6,338,717	6,398,934	6,702,597	6,769,597	6,699,430	6,729,653	6,999,407	7,133,074	7,160,591	7,185,271	7,198,014	7,276,763	7,297,771	7,397,125	7,423,087	7,464,053	7,467,091	7,453,037	7,375,771	7,514,478	7,308,470	7,243,026	7,176,718	6,916,021	6,932,566	6,460,245	6,849,022	6,685,390	6,416,904	6,599,485	6,722,223	6,672,071	6,932,854	6,843,925	6,919,967	6,987,398	6,920,845	7,033,418	7,133,938	7,155,162	7,071,086	6,982,790	7,301,558	7,571,009	7,572,464	7,594,883	7,685,353	7,608,505	7,694,842	7,769,113	7,921,571	8,047,578	8,179,085	8,134,073	8,227,221	8,191,958	8,305,077	8,359,060	8,269,339	8,269,526	8,408,607	8,564,651	8,598,993	8,703,718	8,770,170	8,787,420
EATON VANCE Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. High Yield Index
Accumulated Value	$ 5,000,000	$ 4,887,751	$ 4,761,673	$ 4,686,359	$ 4,708,154	$ 4,916,273	$ 5,112,716	$ 5,149,608	$ 5,205,423	$ 5,336,899	$ 5,455,774	$ 5,491,070		$ 5,508,230	$ 5,486,507	$ 5,594,425	$ 5,669,548	$ 5,758,020	$ 5,745,938	$ 5,811,043	$ 5,862,946	$ 5,869,135	$ 5,936,831	$ 5,935,292	$ 5,988,615	$ 6,011,725	$ 5,995,594	$ 6,013,069	$ 6,051,623	$ 5,995,204	$ 5,958,192	$ 5,997,824	$ 5,996,919	$ 6,017,628	$ 6,084,871	$ 6,128,938	$ 6,164,553	$ 6,063,600	$ 6,008,576	$ 5,876,876	$ 6,146,798	$ 6,250,586	$ 6,311,832	$ 6,400,137	$ 6,318,787	$ 6,473,731	$ 6,506,878	$ 6,532,270	$ 6,552,979	$ 6,568,195	$ 6,586,132	$ 6,723,811	$ 6,724,096	$ 6,619,880	$ 5,841,461	$ 6,063,457	$ 6,340,778	$ 6,402,581	$ 6,708,499	$ 6,774,514	$ 6,703,892	$ 6,735,239	$ 7,004,833	$ 7,138,438	$ 7,165,760	$ 7,190,728	$ 7,202,971	$ 7,281,982	$ 7,303,000	$ 7,402,782	$ 7,429,131	$ 7,469,649	$ 7,472,155	$ 7,458,863	$ 7,382,425	$ 7,521,314	$ 7,314,558	$ 7,248,881	$ 7,181,809	$ 6,920,563	$ 6,937,889	$ 6,465,651	$ 6,855,072	$ 6,690,911	$ 6,421,813	$ 6,604,621	$ 6,728,255	$ 6,677,581	$ 6,938,647	$ 6,848,855	$ 6,925,951	$ 6,992,799	$ 6,926,403	$ 7,039,147	$ 7,139,386	$ 7,159,757	$ 7,076,488	$ 6,988,902	$ 7,306,773	$ 7,576,233	$ 7,577,638	$ 7,600,077	$ 7,690,611	$ 7,613,702	$ 7,700,092	$ 7,774,424	$ 7,926,985	$ 8,053,074	$ 8,184,674	$ 8,139,630	$ 8,232,842	$ 8,197,551	$ 8,310,752	$ 8,364,776	$ 8,274,989	$ 8,275,184	$ 8,414,349	$ 8,570,503	$ 8,604,875	$ 8,709,668	$ 8,776,169	$ 8,793,424